Financial instruments and risk management - Schedule of effectiveness and impacts of hedging relationships (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	£ (17,500)
Net financial assets (liabilities) at the end of the year	(18,120)	£ (17,500)
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Consolidated comprehensive income, cash flow hedges	247	124	£ (157)
Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about hedges [line items]
Derivatives in cash flow hedge (foreign currency debt)	(54)	239	(175)
Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about hedges [line items]
Derivatives in cash flow hedge (foreign currency risk)	(13)	(42)	(10)
Fair value hedges
Disclosure of detailed information about hedges [line items]
Fair value hedge hedged item at beginning end of the year	276	(65)
Instruments in fair value hedge relationship at the beginning of the year	(7)	(2)
Fair value hedge hedged item	96	341
Income statement, Instruments in fair value hedge relationship	2	(5)
Fair value hedge hedged item at the end of the year	372	276	(65)
Instruments in fair value hedge relationship at the end of the year	(5)	(7)	(2)
Derivatives | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(1)	0
Income statement, net investment hedge	0	0
Consolidated comprehensive income, net investment hedge	0	5
Other movements	1	(6)
Net financial assets (liabilities) at the end of the year	0	(1)	0
Derivatives | Cash flow hedges | Foreign currency debt risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	367	154
Derivatives in cash flow hedge (foreign currency debt)	(54)	239
Consolidated comprehensive income, cash flow hedges	60	(6)
Other movements	(25)	(20)
Net financial assets (liabilities) at the end of the year	348	367	154
Derivatives | Cash flow hedges | Foreign currency exchange risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(77)	53
Derivatives in cash flow hedge (foreign currency risk)	(17)	(11)
Consolidated comprehensive income, cash flow hedges	260	(130)
Other movements	17	11
Net financial assets (liabilities) at the end of the year	183	(77)	53
Derivatives | Cash flow hedges | Commodity price risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	50	16
Derivatives in cash flow hedge (commodity price risk)	33	46	2
Consolidated comprehensive income, cash flow hedges	(89)	32
Other movements	(19)	(44)
Net financial assets (liabilities) at the end of the year	(25)	50	16
Derivatives | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Net financial assets (liabilities) at the beginning of the year	(283)	63
Derivatives in fair value hedge (interest rate risk)	(94)	(346)
Net financial assets (liabilities) at the end of the year	£ (377)	£ (283)	£ 63